UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-08382

DWS Strategic Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  MAY 31, 2010

Semiannual Report to Shareholders

DWS Strategic Income Trust Ticker Symbol: KST

Contents

4 Performance Summary

6 Portfolio Summary

8 Investment Portfolio

24 Statement of Assets and Liabilities

26 Statement of Operations

27 Statement of Cash Flows

28 Statement of Changes in Net Assets

29 Financial Highlights

31 Notes to Financial Statements

39 Other Information

40 Shareholder Meeting Results

41 Dividend Reinvestment Plan

43 Additional Information

44 Privacy Statement

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. As part of the global alpha strategy, the fund may use derivatives. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2010

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Returns and rankings based on net asset value during the 3-year, 5-year and 10-year periods shown reflect fee reductions. Without these fee reductions, returns and rankings would have been lower.

Average Annual Total Returns as of 5/31/10
DWS Strategic Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	6.36%	27.66%	6.63%	8.35%	10.54%
Based on Market Price(a)	12.60%	38.55%	3.41%	7.34%	8.33%
Credit Suisse High Yield Index(b)	6.49%	29.96%	4.73%	6.91%	7.77%
Lipper Closed-End General Bond Funds Category(c)	6.17%	29.84%	4.02%	5.14%	8.24%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

(c) The Lipper Closed-End General Bond Funds Category represents funds that have no quality or maturity restrictions, can use leverage and tend to invest in lower-grade debt issues. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the Closed-End General Bond Funds Category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Lipper category.

Net Asset Value and Market Price
	As of 5/31/10	As of 11/30/09
Net Asset Value	$ 12.81	$ 12.68
Market Price	$ 11.87	$ 11.09

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/10: Income Dividends	$ .61
May Income Dividend	$ .09
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/10+	8.43%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/10+	9.10%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.

Lipper Rankings — Closed-End General Bond Funds Category as of 5/31/10
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	6	of	11	50
3-Year	7	of	10	64
5-Year	3	of	9	30
10-Year	1	of	6	15

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/10	11/30/09

Corporate Bonds	78%	79%
Government & Agency Obligations	10%	13%
Loan Participations and Assignments	8%	7%
Cash Equivalents	4%	1%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/10	11/30/09

Financials	18%	17%
Consumer Discretionary	15%	13%
Materials	11%	12%
Energy	10%	10%
Emerging Market Sovereign Bonds	10%	13%
Telecommunication Services	9%	10%
Health Care	8%	6%
Industrials	7%	7%
Utilities	5%	6%
Consumer Staples	4%	4%
Information Technology	3%	2%
	100%	100%
Quality (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/10	11/30/09

A	1%	3%
BBB	8%	8%
BB	28%	32%
B	48%	37%
Below B	12%	18%
Not Rated	3%	2%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Interest Rate Sensitivity	5/31/10	11/30/09

Effective Maturity	8.3 years	8.0 years
Effective Duration	5.4 years	5.2 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Effective duration is the measurable change in the value of a security in response to a change in interest rates.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A quarterly Fact Sheet is available upon request. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings as of the month-end is posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as May 31, 2010 (Unaudited)

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 110.4%
Consumer Discretionary 15.3%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		95,000	94,050
8.75%, 6/1/2019		200,000	202,000
American Achievement Corp., 144A, 8.25%, 4/1/2012		25,000	24,688
Ameristar Casinos, Inc., 9.25%, 6/1/2014		110,000	112,750
ArvinMeritor, Inc., 10.625%, 3/15/2018		60,000	61,500
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	51,150
8.0%, 3/15/2014		55,000	54,175
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		120,000	118,800
AutoNation, Inc., 6.75%, 4/15/2018		385,000	377,300
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		45,000	45,000
Brunswick Corp., 144A, 11.25%, 11/1/2016		75,000	84,000
Cablevision Systems Corp.:
7.75%, 4/15/2018		25,000	24,438
8.0%, 4/15/2020		25,000	24,625
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		55,000	14,850
Carrols Corp., 9.0%, 1/15/2013		30,000	29,625
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		40,000	39,250
144A, 8.125%, 4/30/2020		25,000	24,750
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		430,000	414,950
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		30,000	30,375
Series B, 144A, 9.25%, 12/15/2017		45,000	45,787
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		25,000	24,625
CSC Holdings LLC, 144A, 8.5%, 6/15/2015		340,000	351,900
DISH DBS Corp.:
6.375%, 10/1/2011		970,000	991,825
6.625%, 10/1/2014		95,000	93,575
7.125%, 2/1/2016		90,000	88,200
Dollarama Group Holdings LP, 7.206%***, 8/15/2012 (b)		57,000	56,715
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		20,000	20,650
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		70,000	788
Ford Motor Co., 7.45%, 7/16/2031		70,000	62,300
Games Merger Corp., 144A, 11.0%, 6/1/2018 (c)		25,000	24,625
GameStop Corp., 8.0%, 10/1/2012		155,000	158,875
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		45,000	47,250
144A, 9.375%, 11/15/2017		85,000	89,037
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		40,000	42,400
Gray Television, Inc., 144A, 10.5%, 6/29/2015		60,000	56,700
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	48,125
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	57,444
Hanesbrands, Inc., 8.0%, 12/15/2016		45,000	45,675
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		470,000	492,325
144A, 12.75%, 4/15/2018		50,000	46,250
Hertz Corp., 8.875%, 1/1/2014		265,000	266,325
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		101,000	87,239
Lear Corp.:
7.875%, 3/15/2018		40,000	39,000
8.125%, 3/15/2020		40,000	39,100
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		25,000	25,937
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	64,675
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		15,000	16,538
Mediacom Broadband LLC, 8.5%, 10/15/2015		65,000	64,512
Mediacom LLC, 144A, 9.125%, 8/15/2019		60,000	59,400
MGM MIRAGE:
144A, 9.0%, 3/15/2020		160,000	160,400
144A, 10.375%, 5/15/2014		75,000	79,687
144A, 11.125%, 11/15/2017		90,000	97,425
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	22,125
Netflix, Inc., 8.5%, 11/15/2017		45,000	46,462
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		50,000	49,500
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		170,000	178,500
Norcraft Holdings LP, 9.75%, 9/1/2012		84,000	76,545
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		40,000	40,600
Penske Automotive Group, Inc., 7.75%, 12/15/2016		265,000	249,762
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		80,000	80,400
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		45,000	41,850
144A, 8.625%, 8/1/2017		70,000	70,700
Sabre Holdings Corp., 8.35%, 3/15/2016		160,000	147,200
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		160,000	145,618
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	53,125
Simmons Co., 10.0%, 12/15/2014**		210,000	3,938
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		115,000	111,550
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	95,712
Standard Pacific Corp.:
8.375%, 5/15/2018		10,000	9,575
10.75%, 9/15/2016		85,000	92,225
Toys "R" Us, Inc., 7.375%, 10/15/2018		80,000	75,800
Travelport LLC:
4.877%***, 9/1/2014		50,000	46,500
9.875%, 9/1/2014		110,000	109,725
11.875%, 9/1/2016		70,000	70,525
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		20,000	75
United Components, Inc., 9.375%, 6/15/2013		10,000	9,950
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	198,308
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		210,000	205,800
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	440,000	529,147
144A, 8.0%, 11/1/2016	EUR	170,000	200,271
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		25,659	11,033
Videotron Ltd.:
6.875%, 1/15/2014		15,000	14,925
9.125%, 4/15/2018		90,000	96,300
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		80,000	82,800
Wynn Las Vegas LLC, 144A, 7.875%, 11/1/2017		245,000	242,550
Young Broadcasting, Inc., 8.75%, 1/15/2014**		319,000	638
Ziggo Bond Co., BV, 144A, 8.0%, 5/15/2018	EUR	115,000	136,889
			9,220,208
Consumer Staples 4.4%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		140,000	142,800
B&G Foods, Inc., 7.625%, 1/15/2018		70,000	69,825
Central Garden & Pet Co., 8.25%, 3/1/2018		75,000	74,250
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		45,000	45,450
Del Monte Corp., 144A, 7.5%, 10/15/2019		440,000	447,700
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		60,000	60,150
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	79,763
General Nutrition Centers, Inc., 5.75%***, 3/15/2014 (PIK)		55,000	50,463
Kraft Foods, Inc., 5.375%, 2/10/2020		700,000	726,986
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	218,859
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		25,000	25,250
Rite Aid Corp., 7.5%, 3/1/2017		60,000	54,000
Smithfield Foods, Inc.:
7.75%, 7/1/2017		100,000	94,000
144A, 10.0%, 7/15/2014		140,000	149,887
SUPERVALU, Inc., 8.0%, 5/1/2016		65,000	64,025
Tops Markets LLC, 144A, 10.125%, 10/15/2015		120,000	123,900
TreeHouse Foods, Inc., 7.75%, 3/1/2018		50,000	51,125
Tyson Foods, Inc.:
7.85%, 4/1/2016		75,000	80,438
10.5%, 3/1/2014		75,000	88,125
			2,646,996
Energy 13.1%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		160,000	169,600
12.125%, 8/1/2017		135,000	149,850
Belden & Blake Corp., 8.75%, 7/15/2012		300,000	279,000
Berry Petroleum Co., 10.25%, 6/1/2014		85,000	90,525
Bill Barrett Corp., 9.875%, 7/15/2016		75,000	77,625
Chaparral Energy, Inc., 8.5%, 12/1/2015		270,000	245,700
Chesapeake Energy Corp.:
6.25%, 1/15/2018		90,000	89,325
6.875%, 1/15/2016		125,000	127,813
6.875%, 11/15/2020		250,000	247,500
7.25%, 12/15/2018		130,000	131,300
9.5%, 2/15/2015		10,000	10,825
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		45,000	44,438
144A, 8.5%, 12/15/2019		45,000	44,775
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		135,000	133,650
Colorado Interstate Gas Co., 6.8%, 11/15/2015		170,000	192,662
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		220,000	223,575
144A, 8.25%, 4/1/2020		225,000	229,781
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		65,000	63,375
8.25%, 10/1/2019		30,000	30,975
Crosstex Energy LP, 144A, 8.875%, 2/15/2018		115,000	113,275
Dynegy Holdings, Inc., 7.75%, 6/1/2019		65,000	46,963
El Paso Corp.:
7.25%, 6/1/2018		105,000	102,833
8.25%, 2/15/2016		65,000	67,275
9.625%, 5/15/2012		435,000	462,766
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		300,000	303,241
EXCO Resources, Inc., 7.25%, 1/15/2011		94,000	93,648
Frontier Oil Corp.:
6.625%, 10/1/2011		40,000	40,400
8.5%, 9/15/2016		40,000	40,800
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		130,000	124,800
Holly Corp., 144A, 9.875%, 6/15/2017		165,000	166,650
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		110,000	110,000
KCS Energy, Inc., 7.125%, 4/1/2012		355,000	354,556
Linn Energy LLC:
144A, 8.625%, 4/15/2020		105,000	103,950
11.75%, 5/15/2017		130,000	143,650
Mariner Energy, Inc., 7.5%, 4/15/2013		70,000	71,050
Newfield Exploration Co., 7.125%, 5/15/2018		265,000	261,687
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		55,000	55,275
OPTI Canada, Inc.:
7.875%, 12/15/2014		405,000	344,250
144A, 9.0%, 12/15/2012		20,000	20,100
Petrohawk Energy Corp.:
7.875%, 6/1/2015		35,000	33,906
9.125%, 7/15/2013		65,000	66,625
Plains Exploration & Production Co.:
7.0%, 3/15/2017		55,000	50,325
7.625%, 6/1/2018		140,000	130,725
8.625%, 10/15/2019		185,000	181,300
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		60,000	54,150
11.75%, 1/1/2016		155,000	168,950
Regency Energy Partners LP:
8.375%, 12/15/2013		85,000	87,550
144A, 9.375%, 6/1/2016		175,000	182,000
Sabine Pass LNG LP, 7.25%, 11/30/2013		325,000	299,000
Southwestern Energy Co., 7.5%, 2/1/2018		145,000	152,250
Stone Energy Corp.:
6.75%, 12/15/2014		135,000	117,450
8.625%, 2/1/2017		260,000	241,800
Whiting Petroleum Corp.:
7.25%, 5/1/2012		495,000	493,762
7.25%, 5/1/2013		20,000	19,975
			7,889,231
Financials 21.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		170,000	158,100
Ally Financial, Inc.:
6.875%, 9/15/2011		455,000	455,000
7.0%, 2/1/2012		315,000	313,031
7.25%, 3/2/2011		1,320,000	1,324,950
8.0%, 11/1/2031		70,000	63,700
144A, 8.0%, 3/15/2020		160,000	155,200
144A, 8.3%, 2/12/2015		75,000	75,281
Anglo American Capital PLC, 144A, 9.375%, 4/8/2019		100,000	125,540
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		70,000	68,600
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		85,800	46,332
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		35,000	6,300
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		115,000	116,150
Case New Holland, Inc., 7.75%, 9/1/2013		165,000	167,887
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		100,000	91,250
CIT Group, Inc., 7.0%, 5/1/2017		215,000	194,037
Conproca SA de CV, REG S, 12.0%, 6/16/2010		74,100	74,406
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		130,000	131,300
E*TRADE Financial Corp.:
7.375%, 9/15/2013		320,000	294,400
12.5%, 11/30/2017 (PIK)		180,000	199,800
Express LLC, 144A, 8.75%, 3/1/2018		90,000	90,675
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		100,000	97,000
FCE Bank PLC, 9.375%, 1/17/2014	EUR	200,000	253,407
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		119,000	116,620
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		765,000	778,809
7.375%, 2/1/2011		70,000	71,397
8.125%, 1/15/2020		365,000	365,346
9.875%, 8/10/2011		415,000	432,771
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	92,650
Hellas Telecommunications Finance SCA, 144A, 8.644%***, 7/15/2015 (PIK)	EUR	106,853	14
Hexion Finance Escrow LLC, 144A, 8.875%, 2/1/2018		100,000	92,500
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		250,000	249,375
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		80,000	73,600
144A, 8.75%, 3/15/2017		160,000	146,400
iPayment, Inc., 9.75%, 5/15/2014		60,000	53,100
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	243,525
LBI Escrow Corp., 144A, 8.0%, 11/1/2017		245,000	249,287
National Money Mart Co., 144A, 10.375%, 12/15/2016		120,000	121,200
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		90,000	16,988
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		200,000	185,000
11.5%, 5/1/2016		30,000	31,800
NiSource Finance Corp., 6.125%, 3/1/2022		420,000	437,645
Nuveen Investments, Inc., 10.5%, 11/15/2015		60,000	54,000
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		200,000	180,000
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		85,000	84,788
144A, 9.25%, 4/1/2015		125,000	124,688
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		135,000	141,075
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		165,000	163,350
144A, 8.5%, 5/15/2018		100,000	95,000
SLM Corp., 8.0%, 3/25/2020		45,000	40,027
Sprint Capital Corp.:
7.625%, 1/30/2011		525,000	534,187
8.375%, 3/15/2012		275,000	283,250
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		60,000	59,250
TNK-BP Finance SA:
144A, 6.25%, 2/2/2015		320,000	316,800
144A, 7.25%, 2/2/2020		105,000	102,113
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		100,000	110,750
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		190,000	257
UCI Holdco, Inc., 8.257%***, 12/15/2013 (PIK)		70,536	67,009
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		485,000	497,125
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018		980,000	962,850
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	300,000	376,428
144A, 11.75%, 7/15/2017		200,000	204,000
144A, 11.75%, 7/15/2017	EUR	115,000	146,062
144A, 12.0%, 12/1/2015		75,000	77,250
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	200,000	229,477
			13,110,109
Health Care 9.2%
Community Health Systems, Inc., 8.875%, 7/15/2015		1,445,000	1,479,319
HCA, Inc.:
144A, 7.875%, 2/15/2020		1,120,000	1,139,600
144A, 8.5%, 4/15/2019		70,000	73,150
9.125%, 11/15/2014		190,000	199,975
9.25%, 11/15/2016		765,000	801,337
9.625%, 11/15/2016 (PIK)		136,000	143,140
144A, 9.875%, 2/15/2017		135,000	142,425
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	54,000
IASIS Healthcare LLC, 8.75%, 6/15/2014		600,000	600,000
Mylan, Inc., 144A, 7.625%, 7/15/2017		525,000	528,937
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		20,000	19,500
The Cooper Companies, Inc., 7.125%, 2/15/2015		80,000	79,200
Valeant Pharmaceuticals International:
144A, 7.625%, 3/15/2020		100,000	97,750
8.375%, 6/15/2016		65,000	66,463
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		110,000	104,500
			5,529,296
Industrials 9.9%
Acco Brands Corp., 10.625%, 3/15/2015		30,000	32,475
Actuant Corp., 6.875%, 6/15/2017		50,000	47,250
ARAMARK Corp., 8.5%, 2/1/2015		150,000	149,625
BE Aerospace, Inc., 8.5%, 7/1/2018		215,000	222,525
Belden, Inc.:
7.0%, 3/15/2017		40,000	38,200
144A, 9.25%, 6/15/2019		120,000	125,400
Bombardier, Inc., 144A, 7.75%, 3/15/2020		560,000	567,000
Bristow Group, Inc., 7.5%, 9/15/2017		90,000	87,300
Cenveo Corp.:
144A, 8.875%, 2/1/2018		270,000	262,575
144A, 10.5%, 8/15/2016		65,000	65,081
Clean Harbors, Inc., 7.625%, 8/15/2016		60,000	61,500
Congoleum Corp., 8.625%, 8/1/2008**		100,000	22,250
Corrections Corp. of America, 7.75%, 6/1/2017		160,000	165,200
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		35,000	35,875
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	66,788
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		50,000	49,938
Iron Mountain, Inc.:
8.375%, 8/15/2021		170,000	172,550
8.75%, 7/15/2018		475,000	486,875
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		70,000	67,025
10.625%, 10/15/2016		70,000	71,575
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		200,000	198,000
7.625%, 12/1/2013		110,000	108,900
144A, 8.0%, 2/1/2018		235,000	234,706
Kansas City Southern Railway Co., 8.0%, 6/1/2015		115,000	115,000
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		95,000	92,150
Mobile Mini, Inc., 9.75%, 8/1/2014		70,000	71,225
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		200,000	194,500
Oshkosh Corp.:
8.25%, 3/1/2017		25,000	25,750
8.5%, 3/1/2020		50,000	51,750
Owens Corning, Inc., 9.0%, 6/15/2019		125,000	144,244
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		75,000	75,750
RailAmerica, Inc., 9.25%, 7/1/2017		72,000	74,880
RBS Global & Rexnord Corp.:
144A, 8.5%, 5/1/2018		240,000	228,000
11.75%, 8/1/2016		35,000	36,575
Rearden G Holdings Eins GmbH, 144A, 7.875%, 3/30/2020		100,000	97,500
Sitel LLC, 144A, 11.5%, 4/1/2018		95,000	90,250
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		55,000	54,175
The Geo Group, Inc., 144A, 7.75%, 10/15/2017		205,000	204,231
Titan International, Inc., 8.0%, 1/15/2012		205,000	214,737
TransDigm, Inc.:
7.75%, 7/15/2014		55,000	54,863
144A, 7.75%, 7/15/2014		70,000	70,000
Triumph Group, Inc., 8.0%, 11/15/2017		20,000	19,200
United Rentals North America, Inc.:
7.0%, 2/15/2014		125,000	117,187
9.25%, 12/15/2019		305,000	306,144
10.875%, 6/15/2016		175,000	186,375
USG Corp., 144A, 9.75%, 8/1/2014		55,000	57,613
			5,920,712
Information Technology 4.6%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		125,000	85,000
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		130,000	125,450
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		130,000	128,862
Equinix, Inc., 8.125%, 3/1/2018		250,000	253,750
First Data Corp., 9.875%, 9/24/2015		45,000	36,675
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		125,000	112,812
144A, 9.25%, 4/15/2018		400,000	397,000
Jabil Circuit, Inc., 7.75%, 7/15/2016		35,000	35,788
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		45,000	45,563
L-3 Communications Corp.:
5.875%, 1/15/2015		360,000	357,300
Series B, 6.375%, 10/15/2015		175,000	175,000
ManTech International Corp., 144A, 7.25%, 4/15/2018		65,000	65,163
MasTec, Inc., 7.625%, 2/1/2017		115,000	111,119
NXP BV, 7.875%, 10/15/2014		75,000	69,187
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		65,000	61,750
Seagate Technology International, 144A, 10.0%, 5/1/2014		45,000	50,456
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		380,000	384,275
10.625%, 5/15/2015		105,000	110,775
Unisys Corp., 144A, 12.75%, 10/15/2014		100,000	114,500
Vangent, Inc., 9.625%, 2/15/2015		45,000	42,188
			2,762,613
Materials 14.7%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		25,000	20,313
Ashland, Inc., 9.125%, 6/1/2017		115,000	125,925
Ball Corp.:
7.125%, 9/1/2016		370,000	379,250
7.375%, 9/1/2019		45,000	45,563
Berry Plastics Corp.:
5.053%***, 2/15/2015		535,000	501,562
8.25%, 11/15/2015		200,000	196,500
144A, 9.5%, 5/15/2018		65,000	58,175
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020		55,000	55,412
CF Industries, Inc., 6.875%, 5/1/2018		80,000	80,100
Clondalkin Acquisition BV, 144A, 2.257%***, 12/15/2013		485,000	457,719
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		85,000	88,400
CPG International I, Inc., 10.5%, 7/1/2013		120,000	121,200
Crown Americas LLC, 144A, 7.625%, 5/15/2017		415,000	417,075
Domtar Corp., 10.75%, 6/1/2017		80,000	93,600
Dow Chemical Co., 8.55%, 5/15/2019		70,000	83,020
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		445,000	456,125
Exopack Holding Corp., 11.25%, 2/1/2014		175,000	182,219
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		735,000	799,312
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		105,307	89,511
10.0%, 3/31/2015		104,320	88,672
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		135,000	135,000
144A, 7.125%, 1/15/2017		40,000	39,800
144A, 8.25%, 5/1/2016		155,000	161,200
9.5%, 12/1/2011		430,000	461,175
Graphic Packaging International, Inc., 9.5%, 6/15/2017		210,000	218,400
Greif, Inc., 7.75%, 8/1/2019		230,000	234,887
Hexcel Corp., 6.75%, 2/1/2015		250,000	244,375
Innophos, Inc., 8.875%, 8/15/2014		25,000	25,625
Koppers, Inc., 144A, 7.875%, 12/1/2019		130,000	130,650
Kronos International, Inc., 6.5%, 4/15/2013	EUR	50,000	50,467
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		170,000	149,600
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		30,000	26,400
Momentive Performance Materials, Inc., 144A, 12.5%, 6/15/2014		60,000	64,800
NewMarket Corp., 7.125%, 12/15/2016		135,000	132,300
Novelis, Inc.:
7.25%, 2/15/2015		110,000	103,103
11.5%, 2/15/2015		105,000	113,925
Owens-Brockway Glass Container, Inc.:
144A, 3.0%, 6/1/2015		40,000	38,600
7.375%, 5/15/2016		560,000	569,800
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		20,000	21,800
Radnor Holdings Corp., 11.0%, 3/15/2010**		20,000	2
Sealed Air Corp., 144A, 7.875%, 6/15/2017		640,000	676,620
Silgan Holdings, Inc., 7.25%, 8/15/2016		220,000	222,200
Solo Cup Co., 10.5%, 11/1/2013		270,000	274,725
United States Steel Corp., 7.375%, 4/1/2020		160,000	156,400
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	146,450
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		73,263	62,457
			8,800,414
Telecommunication Services 11.6%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		260,000	275,600
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		335,000	315,737
8.75%, 3/15/2018		320,000	296,000
Cricket Communications, Inc.:
9.375%, 11/1/2014		375,000	377,812
10.0%, 7/15/2015 (d)		130,000	133,250
Crown Castle International Corp.:
7.125%, 11/1/2019		90,000	87,300
9.0%, 1/15/2015		145,000	152,431
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	101,250
Digicel Ltd., 144A, 8.25%, 9/1/2017		355,000	347,900
ERC Ireland Preferred Equity Ltd., 144A, 7.683%***, 2/15/2017 (PIK)	EUR	69,533	15,512
Frontier Communications Corp., 6.25%, 1/15/2013		56,000	55,720
GCI, Inc., 144A, 8.625%, 11/15/2019		35,000	33,950
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012**		19,520	6,832
Hughes Network Systems LLC, 9.5%, 4/15/2014		320,000	318,400
Intelsat Corp.:
9.25%, 8/15/2014		265,000	269,637
9.25%, 6/15/2016		590,000	604,750
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		105,000	104,475
11.25%, 6/15/2016		125,000	131,875
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		155,000	156,550
iPCS, Inc., 2.469%***, 5/1/2013		30,000	27,600
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		545,000	560,100
Millicom International Cellular SA, 10.0%, 12/1/2013		530,000	547,225
New Communications Holdings, Inc.:
144A, 7.875%, 4/15/2015		20,000	19,850
144A, 8.25%, 4/15/2017		135,000	133,650
144A, 8.5%, 4/15/2020		180,000	177,300
144A, 8.75%, 4/15/2022		25,000	24,563
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		125,000	119,688
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		120,000	117,000
144A, 8.0%, 10/1/2015		100,000	100,250
Qwest Corp., 8.375%, 5/1/2016		20,000	21,700
Rogers Communications, Inc., 6.8%, 8/15/2018		185,000	214,264
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		30,000	30,900
144A, 8.25%, 8/15/2019		40,000	41,700
Sprint Nextel Corp., 8.375%, 8/15/2017		225,000	221,062
Telesat Canada, 11.0%, 11/1/2015		310,000	336,350
tw telecom holdings, Inc., 144A, 8.0%, 3/1/2018		45,000	45,113
West Corp., 9.5%, 10/15/2014		70,000	69,650
Windstream Corp.:
7.0%, 3/15/2019		90,000	81,900
7.875%, 11/1/2017		310,000	292,175
8.625%, 8/1/2016		10,000	9,900
			6,976,921
Utilities 5.8%
AES Corp.:
8.0%, 10/15/2017		75,000	73,688
8.0%, 6/1/2020		105,000	101,850
144A, 8.75%, 5/15/2013		174,000	176,610
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		125,000	126,603
CMS Energy Corp., 8.5%, 4/15/2011		285,000	296,828
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		215,000	258,678
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		50,000	50,875
Jersey Central Power & Light Co., 7.35%, 2/1/2019		215,000	254,246
Kinder Morgan, Inc., 6.5%, 9/1/2012		310,000	321,625
Mirant Americas Generation LLC, 8.3%, 5/1/2011		285,000	289,987
Mirant North America LLC, 7.375%, 12/31/2013		35,000	35,088
NRG Energy, Inc.:
7.25%, 2/1/2014		840,000	829,500
7.375%, 2/1/2016		140,000	135,450
7.375%, 1/15/2017		305,000	289,750
NV Energy, Inc.:
6.75%, 8/15/2017		130,000	130,798
8.625%, 3/15/2014		33,000	33,949
RRI Energy, Inc., 7.875%, 6/15/2017		25,000	23,125
Suburban Propane Partners LP, 7.375%, 3/15/2020		30,000	29,850
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		65,000	43,552
			3,502,052
Total Corporate Bonds (Cost $66,310,763)			66,358,552

Government & Agency Obligations 13.5%
Other Government Related 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	203,061

Sovereign Bonds 13.2%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		145,000	147,900
Federative Republic of Brazil:
8.875%, 10/14/2019		480,000	619,200
12.5%, 1/5/2016	BRL	625,000	359,758
Republic of Argentina, 5.83%, 12/31/2033	ARS	569	107
Republic of Croatia, 144A, 6.75%, 11/5/2019		350,000	365,004
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	326,025
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	103,000
Republic of Indonesia, 144A, 6.875%, 3/9/2017		865,000	964,475
Republic of Lithuania, 144A, 7.375%, 2/11/2020		375,000	387,301
Republic of Panama, 9.375%, 1/16/2023		665,000	891,100
Republic of Peru, 7.35%, 7/21/2025		650,000	760,500
Republic of Poland, 6.375%, 7/15/2019		665,000	724,186
Republic of South Africa, 6.875%, 5/27/2019		120,000	133,950
Republic of Uruguay:
7.625%, 3/21/2036		120,000	135,000
9.25%, 5/17/2017		415,000	515,637
Republic of Venezuela, 9.25%, 9/15/2027		280,000	183,400
Russian Federation, REG S, 7.5%, 3/31/2030		974,970	1,089,529
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		165,000	174,075
			7,880,147
Total Government & Agency Obligations (Cost $7,604,619)			8,083,208

Loan Participations and Assignments 11.3%
Senior Loans*** 10.7%
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		35,000	35,284
Buffets, Inc.:
Letter of Credit Term Loan B, 7.44%, 5/1/2013		11,653	7,924
Term Loan B, 10.0%, 4/21/2015		70,000	65,100
Charter Communications Operating LLC:
Replacement Term Loan, 2.3%, 3/6/2014		1,044,216	969,298
Term Loan, 3.55%, 9/6/2016		426,642	398,176
New Term Loan, 7.25%, 3/6/2014		255,948	257,366
Clarke American Corp., Term Loan B, 2.79%, 6/30/2014		48,590	42,690
Ford Motor Co., Term Loan, 3.34%, 12/16/2013		1,265,328	1,186,638
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 2.29%, 3/26/2014		20,935	17,324
Term Loan, 2.354%, 3/26/2014		351,993	291,275
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013		220,363	204,277
Term Loan C2, 2.563%, 5/6/2013		114,057	105,731
IASIS Healthcare LLC, Term Loan, 5.588%, 6/13/2014 (PIK)		180,400	164,164
Kabel Deutschland GmbH, Term Loan, 7.983%, 12/19/2014 (PIK)	EUR	582,818	649,389
Nuveen Investments, Inc., Term Loan, 3.323%, 11/13/2014		81,963	69,999
OSI Restaurant Partners LLC:
Term Loan, 2.507%, 6/14/2013		20,756	18,110
Term Loan B, 2.625%, 6/14/2014		229,716	200,428
Sabre, Inc., Term Loan B, 2.354%, 9/30/2014		52,963	47,756
Sbarro, Inc., Term Loan, 4.845%, 1/31/2014		74,000	68,018
Scorpion Holding Ltd., Second Lien Term Loan, 7.845%, 11/29/2010		190,000	189,050
Telesat Canada:
Term Loan I, 3.36%, 10/31/2014		380,230	367,080
Term Loan II, 3.36%, 10/31/2014		32,659	31,530
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.797%, 10/10/2014		482,625	371,230
Term Loan B2, 4.066%, 10/10/2014		31,367	24,218
Tribune Co., Term Loan B, 5.25%, 6/4/2014**		108,625	66,718
US Foodservice, Inc., Term Loan B, 2.85%, 5/29/2012		169,564	148,538
VML US Finance LLC:
Delayed Draw Term Loan B, 4.8%, 5/25/2012		32,059	31,057
Term Loan B, 4.8%, 5/27/2013		55,502	53,768
Warner Chilcott Co., LLC, Term Loan B2, 5.75%, 4/30/2015		101,322	101,359
Warner Chilcott PLC:
Term Loan A, 5.5%, 10/30/2014		132,203	132,336
Incremental Term Loan, 5.75%, 4/30/2015		99,750	99,786
Term Loan B1, 5.75%, 4/30/2015		60,847	60,869
			6,476,486
Sovereign Loans 0.6%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		360,000	342,900
Total Loan Participations and Assignments (Cost $7,080,672)			6,819,386

Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $112,866)		175,000	136,500
	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	2,392	14,831
Dex One Corp.*	688	14,090
SuperMedia, Inc.*	126	3,796
Vertis Holdings, Inc.*	1,058	0
		32,717
Industrials 0.0%
World Color Press, Inc.*	394	4,716
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	1,480
Total Common Stocks (Cost $443,360)		38,913

Warrants 0.0%
Consumer Discretionary 0.0%
Readers Digest Association, Inc., Expiration Date 2/15/2017*	175	0
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	11,700	0
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	446	1,672
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	95	0
Total Warrants (Cost $20,981)		1,672

Securities Lending Collateral 0.2%
Daily Assets Fund Institutional, 0.28% (e) (f) (Cost $133,209)	133,209	133,209

Cash Equivalents 5.1%
Central Cash Management Fund, 0.22% (e) (Cost $3,064,205)	3,064,205	3,064,205
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $84,770,675)+	140.8	84,635,645
Other Assets and Liabilities, Net	0.8	498,512
Notes Payable	(41.6)	(25,000,000)
Net Assets	100.0	60,134,157

* Non-income producing security.

** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	35,000	35,400	6,300
CanWest MediaWorks LP	9.25%	8/1/2015	55,000	55,000	14,850
Congoleum Corp.	8.625%	8/1/2008	100,000	86,244	22,250
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	70,000	70,788	788
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	19,520	18,575	6,832
New ASAT (Finance) Ltd.	9.25%	2/1/2011	90,000	77,438	16,988
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	17,688	2
Simmons Co.	10.0%	12/15/2014	210,000	177,144	3,938
Tribune Co.	5.25%	6/4/2014	108,625	108,557	66,718
Tropicana Entertainment LLC	9.625%	12/15/2014	190,000	142,075	257
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	20,213	75
Young Broadcasting, Inc.	8.75%	1/15/2014	319,000	282,265	638
				1,091,387	139,636

*** These securities are shown at their current rate as of May 31, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $85,121,969. At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $486,324 consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,522,393 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,008,717.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Security has deferred its 6/30/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.

(c) When-issued security.

(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2010 amounted to $126,075, which is 0.2% of net assets.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR:London InterBank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

REIT: Real Estate Investment Trust

As of May 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,739,654	USD	2,189,285	6/25/2010	50,178	Citigroup, Inc.
EUR	463,195	USD	582,913	6/25/2010	13,360	Citigroup, Inc.
EUR	20,651	USD	25,579	6/25/2010	187	Citigroup, Inc.
EUR	11,100	USD	13,721	6/25/2010	72	JPMorgan Chase Securities, Inc.
EUR	900	USD	1,113	6/25/2010	6	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					63,803
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	18,000	USD	22,016	6/25/2010	(117)	JPMorgan Chase Securities, Inc.
EUR	21,600	USD	26,419	6/25/2010	(141)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(258)
Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Corporate Bonds	$ —	$ 66,180,369	$ 178,183	$ 66,358,552
Government & Agency Obligations	—	8,083,208	—	8,083,208
Loan Participations and Assignments	—	6,819,386	—	6,819,386
Preferred Securities	—	136,500	—	136,500
Common Stocks (g)	22,602	14,831	1,480	38,913
Warrants (g)	—	1,672	0	1,672
Short-Term Investments (g)	3,197,414	—	—	3,197,414
Derivatives (h)	—	63,803	—	63,803
Total	$ 3,220,016	$ 81,299,769	$ 179,663	$ 84,699,448
Liabilities
Derivatives (h)	$ —	$ (258)	$ —	$ (258)
Total	$ —	$ (258)	$ —	$ (258)

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Common Stocks
Balance as of November 30, 2009	$ 217,732	$ 281,636	$ 1,480
Net realized gain (loss)	—	(30,294)	—
Change in unrealized appreciation (depreciation)	10,107	37,234	0
Amortization premium/discount	374	547	—
Net purchases (sales)	—	(101,876)	—
Net transfers in (out) of Level 3	(50,030)	(187,247)	—
Balance as of May 31, 2010	$ 178,183	$ —	$ 1,480
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2010	$ 10,107	$ —	$ 0
	Convertible Preferred Stocks	Warrants	Total
Balance as of November 30, 2009	$ 0	$ 1,216	$ 502,064
Net realized gain (loss)	(4,905)	—	(35,199)
Change in unrealized appreciation (depreciation)	4,905	(1,216)	51,030
Amortization premium/discount	—	—	921
Net purchases (sales)	0	—	(101,876)
Net transfers in (out) of Level 3	—	—	(237,277)
Balance as of May 31, 2010	$ —	$ 0	$ 179,663
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2010	$ —	$ (1,216)	$ 8,891

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of May 31, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $81,573,261) — including $126,075 of securities loaned	$ 81,438,231
Investment in Daily Assets Fund Institutional (cost $133,209)*	133,209
Investment in Central Cash Management Fund (cost $3,064,205)	3,064,205
Total investments in securities, at value (cost $84,770,675)	84,635,645
Foreign currency, at value (cost $132)	128
Receivable for investments sold	102,389
Interest receivable	1,713,749
Net receivable on closed forward foreign currency exchange contracts	4,592
Unrealized appreciation on forward foreign currency exchange contracts	63,803
Foreign taxes recoverable	304
Due from Advisor	80,785
Other assets	538
Total assets	86,601,933
Liabilities
Cash overdraft	931,716
Payable for investments purchased	212,417
Payable for investments purchased — when-issued securities	25,000
Notes payable	25,000,000
Interest on notes payable	54,822
Payable upon return of securities loaned	133,209
Unrealized depreciation on forward foreign currency exchange contracts	258
Accrued management fee	44,777
Other accrued expenses and payables	65,577
Total liabilities	26,467,776
Net assets, at value	$ 60,134,157

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2010 (Unaudited) (continued)
Net Assets
Net assets consist of: Undistributed net investment income	$ 1,336,327
Net unrealized appreciation (depreciation) on: Investments	(135,030)
Foreign currency	56,755
Accumulated net realized gain (loss)	(4,582,729)
Paid-in capital	63,458,834
Net assets, at value	$ 60,134,157
Net Asset Value
Net Asset Value per share ($60,134,157 ÷ 4,694,525 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.81

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended May 31, 2010 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $200)	$ 3,456,686
Income distributions — Central Cash Management Fund	2,137
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	3,662
Total Income	3,462,485
Expenses: Management fee	258,437
Services to shareholders	10,677
Custodian fee	25,856
Legal fees	41,442
Audit and tax fees	31,486
Trustees' fees and expenses	2,489
Reports to shareholders	30,260
Interest expense	172,511
Stock exchange listing fees	11,237
Other	28,521
Total expenses	612,916
Net investment income	2,849,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,259,189
Futures	3,559
Foreign currency	740,168
2,002,916
Change in net unrealized appreciation (depreciation): Investments	(1,463,615)
Futures	(232)
Unfunded loan commitments	75
Foreign currency	69,142
(1,394,630)
Net gain (loss)	608,286
Net increase (decrease) in net assets resulting from operations	$ 3,457,855

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended May 31, 2010 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 3,457,855
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities: Purchases of long-term investments	(40,099,267)
Net purchases, sales and maturities of short-term investments	(2,096,472)
Net amortization/accretion of premium (discount)	(224,287)
Proceeds from sales and maturities of long-term investments	38,191,924
(Increase) decrease in interest receivable	(84,642)
Increase (decrease) in daily variation margin on open futures contracts	(754)
(Increase) decrease in net receivable on closed forward foreign currency exchange contracts	(4,592)
(Increase) decrease in other assets	(249)
(Increase) decrease in due from Advisor	(80,785)
(Increase) decrease in receivable for investments sold	901,376
Increase (decrease) in interest on notes payable	7,464
Increase (decrease) in payable for investments and when-issued securities purchased	(1,073,298)
Increase (decrease) in accrued expenses and payables	(48,758)
Change in net unrealized (appreciation) depreciation on investments	1,463,615
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(78,187)
Change in net unrealized (appreciation) depreciation in unfunded loan commitments	(75)
Net realized (gain) loss from investments	(1,259,189)
Cash provided (used) by operating activities	$ (1,028,321)
Cash Flows from Financing Activities
Net increase (decrease) in cash (including foreign currency) overdraft	847,213
Net increase (decrease) in notes payable	3,000,000
Distributions paid	(2,840,188)
Cash provided (used) by financing activities	1,007,025
Increase (decrease) in cash	(21,296)
Cash at beginning of period	21,424
Cash at end of period (including foreign currency)	$ 128
Supplemental Disclosure
Interest paid on notes	$ (165,047)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2010 (Unaudited)	Year Ended November 30, 2009
Operations: Net investment income	$ 2,849,569	$ 4,769,148
Net realized gain (loss)	2,002,916	(2,281,882)
Change in net unrealized appreciation (depreciation)	(1,394,630)	18,571,875
Net increase (decrease) in net assets resulting from operations	3,457,855	21,059,141
Distributions to shareholders from: Net investment income	(2,840,188)	(4,060,764)
Increase (decrease) in net assets	617,667	16,998,377
Net assets at beginning of period	59,516,490	42,518,113
Net assets at end of period (including undistributed net investment income of $1,336,327 and $1,326,946, respectively)	$ 60,134,157	$ 59,516,490
Other Information
Shares outstanding at beginning of period	4,694,525	4,694,525
Shares outstanding at end of period	4,694,525	4,694,525

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended November 30,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 12.68	$ 9.06	$ 13.10	$ 13.83	$ 14.02	$ 13.70
Income (loss) from investment operations: Net investment income[b]	.61	1.02	.90	.87	.95	1.16
Net realized and unrealized gain (loss)	.13	3.46	(4.03)	(.50)	.52	.24
Total from investment operations	.74	4.48	(3.13)	.37	1.47	1.40
Less distributions from: Net investment income	(.61)	(.86)	(.91)	(1.08)	(1.08)	(1.08)
Net realized gains	—	—	—	—	(.58)	—
Total distributions	(.61)	(.86)	(.91)	(1.08)	(1.66)	(1.08)
Rights offering costs	—	—	—	(.06)[c]	—	—
Advisor reimbursement	—	—	—	.04	—	—
Net asset value, end of period	$ 12.81	$ 12.68	$ 9.06	$ 13.10	$ 13.83	$ 14.02
Market value, end of period	$ 11.87	$ 11.09	$ 7.09	$ 11.51	$ 15.32	$ 13.92
Total Return
Based on net asset value (%)[d]	6.36**	53.36	(24.27)[e]	2.73[c,e,g]	11.14[e]	11.01[e]
Based on market value (%)[d]	12.60**	71.54	(32.55)	(18.52)	24.00	12.95
Years Ended November 30, (continued)	2010[a]	2009	2008	2007	2006	2005
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	60	43	61	48	49
Ratio of expenses before fee reductions (including interest expense) (%)	2.02*	1.86	1.49	2.58	3.24	2.88
Ratio of expenses after fee reductions (including interest expense) (%)	2.02*	1.86	1.48	2.57	3.22	2.87
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.45*	1.40	1.21	1.40	1.48	1.61
Ratio of net investment income (%)	9.37*	9.26	7.39	6.42	7.03	8.31
Portfolio turnover rate (%)	46**	115	39	57	79	138
Total debt outstanding, end of period ($ thousands)	25,000	22,000	10,090	2,000	12,870	15,000
Asset coverage per $1,000 of debt[f]	3,405	3,705	5,215	31,748	4,755	4,260

[a] For the six months ended May 31, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] During the period ended November 30, 2007, the Fund issued 1,198,256 shares in connection with a rights offering of the Fund's shares. Without the effect of the rights offering costs, total return based on net asset value would have been 0.47% higher.

[d] Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

[e] Total return would have been lower had certain fees not been reduced.

[f] Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.

[g] Includes a non-recurring reimbursement of $175,116 from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.33% lower.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund uses futures contracts to gain exposure to different parts of the yield curve while managing overall duration.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

There are no open futures contracts as of May 31, 2010. For the six months ended May 31, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from $0 to approximately $960,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2010 is included at the end of the Fund's Investment Portfolio. For the six months ended May 31, 2010, the Fund invested in forward currency contracts with a total contract value generally indicative of a range from approximately $2,861,000 to $5,096,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 68,395

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on forward foreign currency exchange contracts and net receivable on closed forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ (258)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts	Forward Contracts	Total
Foreign Exchange Contracts (a)	$ —	$ 836,571	$ 836,571
Interest Rate Contracts (b)	3,559	—	3,559
	$ 3,559	$ 836,571	$ 840,130

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Forward Contracts	Total
Foreign Exchange Contracts (a)	$ —	$ 78,187	$ 78,187
Interest Rate Contracts (b)	(232)	—	(232)
	$ (232)	$ 78,187	$ 77,955

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in unrealized depreciation from futures

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash overdraft position at the Fund's custodian bank at May 31, 2010.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At November 30, 2009, the Fund had a net tax basis capital loss carryforward of approximately $6,189,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized, or until November 30, 2015 ($217,000), November 30, 2016 ($2,610,000) and November 30, 2017 ($3,362,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $40,099,267 and $38,191,924, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2010, the amount charged to the Fund by DISC aggregated $8,614, of which $4,536 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,764, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Investing in High Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $25,000,000 ($22,000,000 prior to December 31, 2009) with a maturity date of December 30, 2010. The notes payable represents a secured loan of $25,000,000 from a commercial bank at May 31, 2010. The note bears interest at the 90-day LIBOR rate plus 1.25% (0.75% prior to December 31, 2009), which is payable at maturity. A commitment fee is charged to the Fund and is included with "interest expense" in the Statement of Operations. The loan amounts and rates are reset periodically under the credit facility.

The weighted average outstanding daily balance of all loans (based on the 182 days the loans were outstanding) during the six months ended May 31, 2010 was approximately $23,876,000, with a weighted average borrowing cost of 1.43%.

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Notice of Possible Share Repurchases

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund may from time to time repurchase shares of the Fund in the open market at the option of the Board of Trustees and on such terms as the Trustees may determine.

Portfolio Management

Gary Sullivan, CFA, lead portfolio manager of the Fund, has changed his name to Gary Russell.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS Strategic Income Trust (the "Fund") was held on May 24, 2010 at the New York Marriott East Side, 525 Lexington Avenue, New York, New York 10017. At the Meeting, the following matter was voted upon by the shareholders. Final results certified by the Independent Inspector of Election indicate that a quorum was present but none of the nominees received a sufficient number of votes to be elected as Board Member (the vote of a majority of outstanding shares is required to elect Board Members). Therefore, the incumbent Board Members (Ms. Jean Gleason Stromberg and Messrs. Henry P. Becton, Jr., Paul K. Freeman and William McClayton) will continue as Class II Board Members until 2013 and until such time as successors are elected and qualify. Vote results are indicated below.

1. Election of four Class II Board Members of the Fund:

Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	1,441,443	723,879
Paul K. Freeman	1,445,610	719,712
William McClayton	1,442,093	723,229
Jean Gleason Stromberg	1,441,751	723,571

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066
Kansas City, Missouri 64121-9066
(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns. If Shares are purchased at a discount, the amount of the discount is considered taxable income and is added to the cost basis of the purchased Shares.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain quarterly fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KST
CUSIP Number	23338N 104

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	0	n/a	n/a	n/a
January 1 through January 31	0	n/a	n/a	n/a
February 1 through February 28	0	n/a	n/a	n/a
March 1 through March 31	0	n/a	n/a	n/a
April 1 through April 30	0	n/a	n/a	n/a
May 1 through May 31	0	n/a	n/a	n/a
Total	0	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market at the option of the Board of Trustees and on such terms as the Trustee may determine.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2010